Liquidity risk - Liabilities Arising From Insurance And Participating Investment Contracts Payable on demand (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Total	£ 110,402	£ 102,396
Carrying amount [member]
Disclosure of credit risk exposure [line items]
Total	107,909	99,799
Life
Disclosure of credit risk exposure [line items]
Total	110,402	102,396
Life | Carrying amount [member]
Disclosure of credit risk exposure [line items]
Total	107,909	99,799
Non-life
Disclosure of credit risk exposure [line items]
Total	0	0
Non-life | Carrying amount [member]
Disclosure of credit risk exposure [line items]
Total	£ 0	£ 0